IMPAIRMENT AND REVERSAL OF NON-CURRENT ASSETS - Narrative (Details)					3 Months Ended				6 Months Ended				9 Months Ended		12 Months Ended
	Jan. 24, 2020 Rate	Jan. 01, 2020 Rate	Sep. 17, 2019 Rate shares	Oct. 19, 2017	Dec. 31, 2019 USD ($) Rate	Sep. 30, 2019 Rate	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($) Rate	Jun. 30, 2019 USD ($) Rate	Jun. 30, 2018 USD ($) $ / ounce Rate	Dec. 31, 2017	Jun. 30, 2017	Sep. 30, 2019 Rate	Sep. 16, 2019	Dec. 31, 2019 USD ($) $ / ounce ozt Rate	Dec. 31, 2018 USD ($) $ / ounce	Jul. 19, 2019 shares	May 21, 2019 USD ($) Rate shares	Sep. 28, 2018 Rate
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges															$ (1,423,000,000)	$ 900,000,000
Percent of ownership request for consideration | Rate																		100.00%
Proportion of ownership interests held by non-controlling interests		16.00%
Non-current assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges															(1,423,000,000)	746,000,000
Goodwill
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges															0	154,000,000
Nevada Gold Mines [Member] | Individual assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges															$ 60,000,000
Acacia Mining PLC
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Share for share exchange | shares																	0.168	0.153
Proportion of ownership interests held by non-controlling interests | Rate									36.10%
Estimated Mineral Price For Measurement Of Fair Value Less Costs Of Disposal									1,250
Percent share in economic benefit | Rate									50.00%
Recoverable amount																		$ 787,000,000
Veladero
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Duty on export | Rate					12.00%										12.00%
Capped price per USD export					$ 4.00										$ 4.00
Veladero | Individual assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges															3,000,000	246,000,000
Gains (losses) on subsequent increase in fair value less costs to sell not in excess of recognised cumulative impairment loss or write-down to fair value less costs to sell															674,000,000
Veladero | Goodwill
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges															$ 0	154,000,000
Percentage of entity's revenue | Rate															1.50%
Lagunas Norte | Individual assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate used in current measurement of fair value less costs of disposal | Rate					3.80%										3.80%
Impairment (reversals) charges							$ 405,000,000								$ 12,000,000	405,000,000
Fair Value Less Cost of Disposal							$ 150,000,000
Estimated gold price					$ 1,200										1,200
Lagunas Norte | Inventories [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges															166,000,000
Estimated gold price					$ 1,250										1,250
Lumwana | Individual assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges															(947,000,000)	0
Fair Value Less Cost of Disposal															$ 1,400,000,000
Weighted average cost of capital, significant unobservable inputs, assets															10.40%
Pueblo Viejo | Individual assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges															$ (865,000,000)	$ 0
Risk Premium used for adjustment due to non-financial risk					2.00%										2.00%
Gold[member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Estimated Mineral Price For Measurement Of Fair Value Less Costs Of Disposal | $ / ounce															1,300	1,250
Pascua-Lama | Individual assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges															$ 296,000,000
Estimated Mineral Price For Measurement Of Fair Value Less Costs Of Disposal															398,000,000
Lumwana
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Increase in royalty rate | Rate																			1.50%
Royalty on copper production | Rate																			10.00%
Change in royalty rate | Rate															1.50%
Duty on export | Rate					5.00%										5.00%				5.00%
Royalty tax rate | Rate															10.00%
Lumwana | Copper
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Estimated change in mineral price (gold, in dollars per ounce; copper, in dollars per pound) | Rate						3.00			2.85
Acacia Mining PLC
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate used in current measurement of fair value less costs of disposal | Rate					11.00%										11.00%
Share for share exchange | shares			0.168
Proportion of ownership interests held by non-controlling interests			36.10%												0.00%
Estimated Mineral Price For Measurement Of Fair Value Less Costs Of Disposal										1,200
Proportion of Ownership Interest Sold | Rate	16.00%
Proportion of ownership interest in subsidiary		84.00%	100.00%		100.00%								63.90%	63.90%
Pueblo Viejo
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Proportion of ownership interests held by non-controlling interests															40.00%
Proportion of ownership interest in subsidiary															60.00%
Minimum | Gold[member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate used in current measurement of fair value less costs of disposal					3.00%										3.00%	4.00%
Estimated Mineral Price For Measurement Of Fair Value Less Costs Of Disposal | ozt															20
Maximum | Gold[member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate used in current measurement of fair value less costs of disposal					7.00%										7.00%	11.00%
Estimated Mineral Price For Measurement Of Fair Value Less Costs Of Disposal | ozt															30
$100 Decrease in Gold Price | Gold[member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Estimated change in mineral price (gold, in dollars per ounce; copper, in dollars per pound) | $ / ounce															100
Estimated Fair Value of Asset Impairment					$ 529,000,000										$ 529,000,000
$100 Decrease in Gold Price | Acacia Mining PLC
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges										$ 98
Estimated Mineral Price For Measurement Of Fair Value Less Costs Of Disposal | $ / ounce										100
$0.25 increase in copper
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Estimated Fair Value of Asset Impairment					437,000,000										$ 437,000,000
$100 Increase in Gold Price | Gold[member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Estimated change in mineral price (gold, in dollars per ounce; copper, in dollars per pound) | $ / ounce															100
Estimated Fair Value of Asset Impairment					246,000,000										$ 246,000,000
$100 Increase in Gold Price | Acacia Mining PLC
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Estimated Mineral Price For Measurement Of Fair Value Less Costs Of Disposal | $ / ounce										100
Estimated change in WACC (as percent) | Rate										1.00%
$0.25 decrease in copper
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Estimated Mineral Price For Measurement Of Fair Value Less Costs Of Disposal | $ / ounce															0
Estimated Fair Value of Asset Impairment					437,000,000										$ 437,000,000
Negative Ten Percent change in Gold and Silver [Member] | Pascua-Lama
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Estimated Mineral Price For Measurement Of Fair Value Less Costs Of Disposal | $ / ounce															0
Estimated Fair Value of Asset Impairment					40,000,000										$ 40,000,000
Increase/decrease in gold/copper price [Member] | Copper
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Estimated change in mineral price (gold, in dollars per ounce; copper, in dollars per pound) | $ / ounce															0.25
Increase/decrease in gold/copper price [Member] | Gold[member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Estimated change in mineral price (gold, in dollars per ounce; copper, in dollars per pound) | $ / ounce															100
Cash-generating units | Bulyanhulu
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount					579,000,000										$ 579,000,000
Cash-generating units | Lumwana
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount					$ 1,307,000,000										$ 1,307,000,000
Tax contingent liability [member] | Tanzanian Revenue Authority Assessment | Acacia Mining PLC
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Economic Benefit Shared With Government	5000.00%			5000.00%
Proportion of ownership interests held by non-controlling interests				16.00%
Royalty tax rate											4.00%	6.00%
Clearing fee on minerals exported											1.00%
OreCorp [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges								$ 24
Recoverable amount								10		$ 10
Proportion of Ownership Interest Sold | Rate										51.00%
Future consideration to be received								7		$ 7
Net smelter royalty capped								15		$ 15
Proportion of ownership in joint operation | Rate										49.00%
Consideration paid (received)										$ 3
Kabanga [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges								$ 30,000,000
Proportion of ownership interest in associate | Rate								50.00%
One percent decrease in WACC [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Weighted average cost of capital, significant unobservable inputs, assets | Rate															1.00%
One percent increase in WACC [Member] | Acacia Mining PLC
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Estimated change in WACC (as percent) | Rate										1.00%
One percent increase/decrease in WACC [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Weighted average cost of capital, significant unobservable inputs, assets | Rate															1.00%
Minimum | Acacia Mining PLC
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Net assets value multiple									$ 1.0
Weighted average cost of capital, significant unobservable inputs, assets | Rate									6.50%
Maximum | Acacia Mining PLC
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Net assets value multiple									$ 1.1
Weighted average cost of capital, significant unobservable inputs, assets | Rate									6.90%